Short-Term Borrowings (Tables)	9 Months Ended
Sep. 30, 2018
Short-Term Borrowings [Abstract]
Schedule Of Short-Term Borrowings

	At September 30,	At December 31,
	2018	2017
Total borrowing capacity	$2,000	$2,000
Commercial paper outstanding (a)	(1,099)	-
Credit facility outstanding (b)	-	(950)
Letters of credit outstanding (c)	(9)	(9)
Available unused credit	$892	$1,041

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a)	The weighted average interest rate for commercial paper at September 30, 2018 was 2.45%.
b)	The weighted average interest rate for the credit facility at December 31, 2017 was 2.62%.
c)	Interest rates on outstanding letters of credit at September 30, 2018 and December 31, 2017 were 1.200% and 1.325%, respectively, based on our credit ratings.